Expense Example	Mar. 01, 2026 USD ($)
Dana Large Cap Equity Fund | Dana Large Cap Equity Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,223
Dana Epiphany Small Cap Equity Fund | Dana Epiphany Small Cap Equity Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	762
Expense Example, with Redemption, 10 Years	1,733
Dana Epiphany Equity Fund | Dana Epiphany Equity Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	$ 1,211